State Street SPDR SP Emerging Markets Small Cap ETF Expense Example - State Street SPDR SP Emerging Markets Small Cap ETF - State Street SPDR SP Emerging Markets Small Cap ETF	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810